Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2016
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001272950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 15, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 15, 2017
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
RBC BlueBay Global High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rbcgam_SupplementTextBlock

RBC FUNDS TRUST

RBC BlueBay Global High Yield Bond Fund

Supplement dated May 15, 2017 to the Prospectus for the RBC BlueBay Funds dated

January 27, 2017 (as supplemented February 2, 2017)

This Supplement provides updated information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC BlueBay Global High Yield Bond Fund

The table under the heading titled “Performance Table” on page 21 of the Prospectus is replaced with the following table to correct the Past 5 Years and Since Inception returns for Class A shares:

Average Annual Total Returns (for the periods ended December 31, 2016)
	Past Year	Past 5 Years	Since Inception
Class I Return Before Taxes	9.43%	6.78%	6.90%
Class I Return After Taxes on Distributions	7.32%	4.03%	4.17%
Class I Return After Taxes on Distributions and Sale of Shares	5.30%	4.09%	4.20%
Class A Return Before Taxes	4.46%	5.56%	5.71%
BofA Merrill Lynch Global High Yield Constrained Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 2011)	16.22%	8.24%	8.63%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2016)
RBC BlueBay Global High Yield Bond Fund | BofA Merrill Lynch Global High Yield Constrained Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Past Year	rr_AverageAnnualReturnYear01	16.22%
Past 5 Years	rr_AverageAnnualReturnYear05	8.24%
Since Inception	rr_AverageAnnualReturnSinceInception	8.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
RBC BlueBay Global High Yield Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	9.43%
Past 5 Years	rr_AverageAnnualReturnYear05	6.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%
RBC BlueBay Global High Yield Bond Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	7.32%
Past 5 Years	rr_AverageAnnualReturnYear05	4.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
RBC BlueBay Global High Yield Bond Fund | Class I | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	5.30%
Past 5 Years	rr_AverageAnnualReturnYear05	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
RBC BlueBay Global High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	4.46%
Past 5 Years	rr_AverageAnnualReturnYear05	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%